Transactions with Related Parties, Loan Agreement dated April 10, 2018 (Details) $ in Thousands		12 Months Ended
	Apr. 10, 2018 USD ($)	Dec. 31, 2018 USD ($) Installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 13, 2018
Loan Agreement [Abstract]
Proceeds from related party debt		$ 2,000	$ 16,200	$ 12,800
Balance outstanding		$ 19,349	$ 17,342
Jelco [Member] | Loan Agreement Dated April 10, 2018 [Member]
Loan Agreement [Abstract]
Face amount	$ 2,000
Proceeds from related party debt	$ 2,000
Interest rate					10.00%
Number of bullet payments | Installment		1
Balance outstanding		$ 2,000